UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

**QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY**

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/13

Item 1. Schedule of Investments.

	Principal Amount	Value
Municipal Bonds 98.1%		
New York 90.0%		
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,		
Series A, 5.25%, 11/15/27	$ 5,000,000	$ 5,195,750
Series A, 5.25%, 11/15/32	5,000,000	5,107,050
Series E, 5.50%, 11/15/27	1,135,000	1,189,798
Series E, 5.25%, 11/15/32	1,150,000	1,174,622
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing Corp., Series A, AGMC Insured, 5.00%,		
10/01/40	3,000,000	2,909,010
10/01/45	3,800,000	3,619,310
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,		
11/01/24	9,000,000	9,054,630
11/01/25	12,000,000	12,068,760
11/01/26	14,250,000	14,335,927
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,086,404
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,505,000	2,769,954
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	1,999,840
Erie County IDA School Facility Revenue, City School District Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	8,550,279
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,		
10/01/30	3,000,000	3,150,480
10/01/35	1,500,000	1,562,565
Hudson Yards Infrastructure Corp. Revenue, Series A,		
5.00%, 2/15/47	40,000,000	38,188,400
5.25%, 2/15/47	35,000,000	34,780,200
AGMC Insured, 5.00%, 2/15/47	15,000,000	14,549,400
Long Island Power Authority Electric System Revenue, General,		
Refunding, Series A, 6.00%, 5/01/33	42,000,000	46,011,420
Refunding, Series A, 5.00%, 9/01/42	22,000,000	21,059,280
Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,326,500
Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,848,692
Series A, AMBAC Insured, 5.00%, 9/01/29	24,000,000	24,438,240
Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	20,701,418
Series B, 5.00%, 12/01/35	5,000,000	4,973,050
Series C, 5.00%, 9/01/35	16,000,000	16,048,320
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,049,650
Madison County IDA Civic Facility Revenue,		
Colgate University Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/39	3,250,000	3,378,083
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	827,010
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project, Series A, XLCA Insured, 5.00%,		
7/01/29	5,710,000	5,385,101
7/01/34	3,000,000	2,678,490
MTA Commuter Facilities Revenue, Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,183,840
MTA Dedicated Tax Fund Revenue,		
Refunding, Series A, 5.00%, 11/15/29	17,170,000	18,060,436
Series A, 5.50%, 11/15/39	22,845,000	23,677,015
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	27,125,604
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	66,833,894
Series B, 5.00%, 11/15/34	63,750,000	64,626,562
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,375,500
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	42,043,600
MTA Revenue,		
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	10,355,000	10,394,556
Series B, 5.00%, 11/15/37	25,000,000	24,618,750
Series B, 5.00%, 11/15/43	10,670,000	10,425,337
Series B, Pre-Refunded, 5.125%, 11/15/24	20,000,000	20,192,600
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	29,003,466
Transportation, AGMC Insured, 5.00%, 11/15/29	3,400,000	3,489,114
Transportation, AGMC Insured, 5.00%, 11/15/30	4,685,000	4,767,550
Transportation, AGMC Insured, 5.00%, 11/15/31	3,500,000	3,539,970

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2013 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corp.
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
MFH	- Multi-Family Housing
MFHR	- Multi-Family Housing Revenue
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
XLCA	- XL Capital Assurance

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 28, 2013